Annual Fund Operating Expenses - Tuttle Capital AI Bottleneck ETF [Member]	Oct. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ.